Financial Instruments - Exposure to credit risk receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 166,054	$ 321,638
Loss allowance	0
Net	166,054
Investment grade rating [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	160,093
Non-investment grade rating [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 5,961